RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, our company entered into the transactions below with related parties. The ultimate parent of our company is Brookfield. Other related parties of our company represent Brookfield’s subsidiary and operating entities.
Since inception, the partnership has had a management agreement, the Master Services Agreement, with the Service Providers which are subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, our group pays a base management fee to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the combined market value of our group. Our company pays for, or reimburses the partnership for, our proportionate share of the management fee. For purposes of calculating the base management fee, the market value of our group is equal to the aggregate value of all the outstanding units (assuming full conversion of Brookfield’s limited partnership interests in Holding LP into units), preferred units and securities of the other Service Recipients (including the exchangeable shares and the exchangeable units of Brookfield Infrastructure Partners Exchange LP and Brookfield Infrastructure Corporation Exchange LP) that are not held by Brookfield Infrastructure, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The amount attributable to our company is based on weighted average units and shares outstanding.
The base management fee attributable to our company was $63 million for the year ended December 31, 2023 (2022: $63 million, 2021: $45 million).
Our company’s affiliates provide connection services in the normal course of operations on market terms to affiliates and associates of Brookfield Property Partners L.P. For the year ended December 31, 2023, revenues of less than $1 million were generated (2022: less than $1 million, 2021: less than $1 million) and $nil expenses were incurred (2022: $nil, 2021: $nil).
Our company is party to two credit agreements with Brookfield Infrastructure, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility for purposes of providing our company and Brookfield Infrastructure with access to debt financing on an as-needed basis and to maximize our flexibility and facilitate the movement of cash within our group. We intend to use the liquidity provided by the credit facilities for working capital purposes and to fund growth capital investments and acquisitions. The determination of which of these sources of funding our company will access in any particular situation will be a matter of optimizing needs and opportunities at that time.
The credit facilities are available in U.S. or Canadian dollars, and advances will be made by way of SOFR, base rate, CDOR (until Canadian Dollar Offered Rate is replaced with the Canadian Overnight Repo Rate Average), or prime rate loans. Both operating facilities bear interest at the benchmark rate plus an applicable spread, in each case subject to adjustment from time to time as the parties may agree. In addition, each credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of a borrower, deposit funds on a demand basis to such borrower’s account at market interest rate. As at December 31, 2023, $nil (December 31, 2022: $nil) was drawn on the credit facilities under the credit agreements with Brookfield Infrastructure.
Brookfield Infrastructure provided our company an equity commitment in the amount of $1 billion. The equity commitment may be called by our company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Infrastructure, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which our exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, $25.00. The equity commitment will be reduced permanently by the amount so called. As at December 31, 2023, $nil (December 31, 2022: $nil) was called on the equity commitment.
BIPC Holdings Inc., a wholly owned subsidiary of our company, fully and unconditionally guaranteed (i) any unsecured debt securities issued by Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Limited and Brookfield Infrastructure Finance Pty Ltd., which we refer to collectively as the “Co-Issuers”, in each case as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture dated October 10, 2012 among the Co-Issuers and Computershare Trust Company of Canada under which such securities are issued, (ii) the senior preferred shares of BIP Investment Corporation (“BIPIC”), as to the payment of dividends when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of BIPIC, (iii) certain of the partnership’s preferred units, as to payment of distributions when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of the partnership, and (iv) the obligations of Brookfield Infrastructure under its bilateral credit facilities. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors. In addition, BIPC Holdings Inc. guaranteed (i) subordinated debt securities issued by Brookfield Infrastructure Finance ULC or BIP Bermuda Holdings I Limited on a subordinated basis, as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture under which such securities are issued, and (ii) the obligations of Brookfield Infrastructure Holdings (Canada) Inc. under its commercial paper program.
As at December 31, 2023, the balance outstanding on our deposit receivable was $1,038 million (2022: $566 million). As at December 31, 2023, the demand deposit payable to Brookfield Infrastructure was $26 million (2022: $26 million). The deposit arrangements accrue interest at 0.2% per annum. Interest on each deposit during the year ended December 31, 2023 was less than $1 million (2022: $1 million). In addition, on March 28, 2023, our company entered into a loan agreement (as lender) with Brookfield Infrastructure for $250 million. The loan is presented as amounts due from Brookfield Infrastructure on the consolidated statements of financial position and accrues interest at SOFR plus 200 basis points per annum with a maturity date of March 27, 2024. Interest accrued during the year ended December 31, 2023 was $14 million.
On March 28, 2023, a subsidiary of our company entered into a loan agreement with an affiliate of Brookfield for total proceeds of $250 million. This loan is non-recourse to our company and is presented as non-recourse borrowings on the consolidated statements of financial position and accrues interest at SOFR plus 200 basis points per annum with a maturity date of March 27, 2024. Interest accrued during the year ended December 31, 2023 was $14 million.
As at December 31, 2023, our company had accounts payable of $10 million (2022: $6 million) to subsidiaries of Brookfield Infrastructure and accounts receivable of $19 million (2022: $10 million) from subsidiaries of Brookfield Infrastructure. In addition, as at December 31, 2023, our company had accounts receivable of $20 million from subsidiaries and associates of Brookfield (December 31, 2022: $nil).
On September 23, 2022, our company sold a financial asset to the partnership for fair market value consideration of $66 million. Our company recognized a loss on disposal of $2 million in the consolidated statement of operating results for the year ended December 31, 2022.
On August 31, 2023, our company sold its 7.9% effective interest in its Australian regulated utility operation to an affiliate of Brookfield for net proceeds of approximately $435 million. On disposition, our company recognized a gain of $32 million in the consolidated statement of operating results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the consolidated statement of operating results.